Off-Balance-Sheet Financial Instruments - Summary of Amounts of Bank's Financial Instruments, with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Unused lines of Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	$ 6,039
Commitments to Extend Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	6,821
Standby Letter Of Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	$ 714